Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Long Term Debt [Abstract]
Schedule Of Information Pertaining To Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2015	2014
First Tennessee Bank National Association:
Subordinated notes (a) (b)
Maturity date - January 15, 2015 -- 5.05%	$-	$304,525
Maturity date - April 1, 2016 -- 5.65%	252,893	264,667
Senior capital notes (b)
Maturity date - December 1, 2019 -- 2.95%	401,586	398,011
Other collateralized borrowings -- Maturity date - December 22, 2037
0.81% on December 31, 2015 and 0.54% on December 31, 2014 (c)	64,365	62,562
First Horizon National Corporation:
Senior capital notes (b)
Maturity date - December 15, 2015 -- 5.375%	-	508,358
Maturity date - December 15, 2020 -- 3.50%	491,268	-
Subordinated notes (b)
Maturity date - April 15, 2034 -- 6.30%	-	212,474
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Maturity date - March 31, 2031 -- 9.50%	45,964	45,896
First Horizon ABS Trusts:
Other collateralized borrowings (d)
Maturity date - October 25, 2034
0.59% on December 31, 2015 and .33% on December 31, 2014	41,100	65,612
First Tennessee New Markets Corporation Investments:
Maturity date - October 25, 2018 -- 4.97%	7,301	7,301
Maturity date - February 1, 2033 -- 4.97%	8,000	8,000
Maturity date - August 08, 2036 -- 2.38%	2,699	2,699
Total	$1,315,176	$1,880,105

  A portion qualifies for total capital under the risk-based capital guidelines.
  Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.
  Secured by trust preferred loans.
  On December 31, 2015 and 2014, borrowings secured by $52.8 million and $76.8 million, respectively, of residential real estate loans.

Schedule Of Annual Principal Repayment Requirements
Annual principal repayment requirements as of December 31, 2015 are as follows:

(Dollars in thousands)
2016	$250,000
2017	-
2018	7,301
2019	400,000
2020	500,000
2021 and after	163,164